Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2020 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2020 Fund- Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.29%	10.07%	[1]	18.40%	13.87%	[1]	12.75%	9.83%	[1]

[1]	(a)From August 31, 2018